Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014
Accounting Policies [Abstract]
Net increase (decrease) to the fair value of derivative liabilities	$ 15,225		$ 131,044
Research and development costs